Redeemable noncontrolling interests (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Redeemable noncontrolling interests
Capital contribution from redeemable noncontrolling interests	¥ 90,000
Repurchase of redeemable noncontrolling interests				¥ 27,200		¥ 77,733
Percentage of noncontrolling shareholders						20.00%
Redemption of redeemable noncontrolling interests		¥ 0	$ 0	(27,200)	¥ 0
Redeemable noncontrolling interests		¥ 0		¥ 0	¥ 27,200		$ 0	$ 0	¥ 27,200
Noncontrolling Shareholders
Redeemable noncontrolling interests
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%
Threshold period for redemption of equity interests	3 years